Consolidated Balance Sheets (Parenthetical) - Summit Materials, LLC - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Property, plant and equipment, accumulated depreciation, depletion and amortization	$ 422,017	$ 366,505	$ 279,375
Intangible assets, accumulated amortization	$ 6,577	$ 5,237	$ 3,073